SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Schedule of Assumptions Used to Determine Fair Value of Options Granted
The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2019, 2018 and 2017 was estimated using the following assumptions:

	2019	2018	2017
Expected volatility	19.44%-21.54%	21.23%-21.83%	21.69%-22.90%
Risk free interest rate	1.43%-2.55%	2.42%-3.04%	1.53%-2.00%
Expected dividend	—	—	—%
Expected term (in years)	3.5	3.5	3.5

Schedule of Stock Option Activity
A summary of the Company's stock options activity and related information for the year ended December 31, 2019, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2019	1,184,847	19.82	4.47	104,731
Granted	368,375	17.86
Exercised	319,860	16.46
Cancelled	2,765	25.70
Forfeited	121,161	1.20

Outstanding at December 31, 2019	1,109,436	22.16	4.35	147,545

Exercisable at December 31, 2019	425,433	40.08	3.27	48,955

Schedule of Options Outstanding by Exercise Price Range
The options outstanding under the Company's stock option plans as of December 31, 2019 have been separated into ranges of exercise price as follows:

Ranges of exercise price	Options outstanding as of December 31, 2019	Weighted average remaining contractual term	Weighted average exercise price	Options exercisable as of December 31, 2019	Weighted average exercise price of options exercisable
		(Years)	$		$
$0.29	810,121	4.56	0.28	197,163	0.28
$6.72-9.89	2,983	4.07	7.20	2,983	7.20
$12.45-17.72	398	0.66	14.86	398	14.86
$336.02-48.48	50,899	4.13	40.72	34,106	41.16
$54.95-80.76	143,780	2.85	71.32	134,079	71.05
$85.104-151.63	101,255	4.95	118.55	56,704	106.52

	1,109,436	4.47	19.82	425,433	36.24

Schedule of Restricted Stock Units Activity
A summary of the Company's RSU and the Company's RSA activities and related information for the year ended December 31, 2019, is as follows:

Number of RSU and RSA (*)
Outstanding at January 1, 2019	1,759,070
Granted	545,819
Vested	(649,556)
Forfeited	(118,284)

Outstanding at December 31, 2019	1,537,049
(*)NIS 1 par value which represents approximately $0.29
Schedule of Allocated Share-Based Compensation Expense
The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2019, 2018 and 2017, was comprised as follows:

	Year ended December 31,
	2019	2018	2017
Cost of revenues	$11,244	$11,000	$11,337
Research and development, net	9,239	7,363	9,038
Selling and marketing	26,650	27,455	23,107
General and administrative	34,897	21,405	13,498

Total stock-based compensation expenses	$82,030	$67,223	$56,980